Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.23%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	4.00%	22.00%	20.95%
Amount due from customers (in Dollars)	$ 788,305
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.15%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	2.60%
Amount due from customers (in Dollars)	$ 512,547
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	16.82%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	31.45%	25.98%	26.71%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	13.77%	12.39%	18.06%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.39%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	31.96%	24.45%	72.62%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	31.40%	23.32%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	13.32%	17.17%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers four [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		14.62%